SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 07, 2013	Sep. 25, 2013	Jun. 12, 2012	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Sep. 24, 2013
Accounting Policies [Line Items]
Share-based Compensation				$ 14,217,000	$ 0	$ 0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax				0
Common Stock, Capital Shares Reserved for Future Issuance				3,400,000			4,000,000
Membership deposits nonrefundable term (years)				30 years
Unamortized balance of internal use software				4,300,000	4,500,000
Advertising expense				5,800,000	5,500,000	6,000,000
Lease agreement period				99 years
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.0113946		1,000	50
Share-based Compensation				14,217,000	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Gross		20,000
Allocated Share-based Compensation Expense, Net of Tax				13,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				1,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year
Membership initiation fees and deposits revenue				$ 17,700,000	$ 16,300,000	$ 13,100,000
2012 Stock Award Plan | RSUs
Accounting Policies [Line Items]
Units granted					12,552
Units outstanding, net of forfeitures				613,963
Holdings Common Stock Held by Fillmore [Member] | ManagementProfitsInterestProgramMember [Domain]
Accounting Policies [Line Items]
Units outstanding, net of forfeitures				2,251,027
Minimum
Accounting Policies [Line Items]
Notes recievable, net of allowances original maturity (years)				1 year
Maximum
Accounting Policies [Line Items]
Notes recievable, net of allowances original maturity (years)				6 years